Financial Debt - Schedule of Financial Debt (Details) - USD ($)		Jun. 30, 2024	Jun. 30, 2023
Financial Debt denominated in US Dollars [Member]
Schedule of Financial Debt [Line Items]
Total Financial debt – Non-Current	[1]	$ 10,940,000
Total Financial debt – Current		1,768,715	2,028,500
Financial Debt denominated in Argentine Pesos [Member]
Schedule of Financial Debt [Line Items]
Total Financial debt – Non-Current		763,708	99,046
Total Financial debt – Current		786,968	517,743
Other Currency [Member]
Schedule of Financial Debt [Line Items]
Total Financial debt – Non-Current		11,703,708	99,046
Total Financial debt – Current		$ 2,555,683	$ 2,546,243

[1]	On October 15, 2023, Moolec Science has entered into an agreement to issue a convertible note due 2026 to Invim Corporativo S.L. As of June 30, 2024, the Company has received USD 10,000,000 related to such convertible note. (see note 28) Additionally, the Company signed additional convertible notes for USD 940,000 between October 2023 and June 30, 2024 with local farmers and jointly with the convertible note with Invim Corporativo S.L., are referred to as “the Notes”.